Exhibit 99.1

World Omni Auto Receivables Trust 2023-A

Monthly Servicer Certificate

July 31, 2023

Dates Covered
Collections Period	07/01/23 - 07/31/23
Interest Accrual Period	07/17/23 - 08/14/23
30/360 Days	30
Actual/360 Days	29
Distribution Date	08/15/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/23	818,267,863.59	39,675
Yield Supplement Overcollateralization Amount 06/30/23	82,017,171.64	0
Receivables Balance 06/30/23	900,285,035.23	39,675
Principal Payments	29,869,413.15	1,270
Defaulted Receivables	532,884.13	20
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/23	78,252,456.10	0
Pool Balance at 07/31/23	791,630,281.85	38,385

Pool Statistics	$ Amount	# of Accounts
Pool Factor	77.89%
Prepayment ABS Speed	1.52%
Aggregate Starting Principal Balance	1,116,806,264.43	45,522

Delinquent Receivables:
Past Due 31-60 days	6,533,061.10	289
Past Due 61-90 days	1,519,036.70	63
Past Due 91-120 days	425,476.46	13
Past Due 121+ days	0.00	0
Total	8,477,574.26	365

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.97%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.22%
Delinquency Trigger Occurred	NO

Recoveries	307,839.02
Aggregate Net Losses/(Gains) - July 2023	225,045.11
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.30%
Prior Net Losses/(Gains) Ratio	0.41%
Second Prior Net Losses/(Gains) Ratio	0.10%
Third Prior Net Losses/(Gains) Ratio	0.10%
Four Month Average	0.23%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.07%

Overcollateralization Target Amount	7,124,672.54
Actual Overcollateralization	7,124,672.54
Weighted Average Contract Rate	5.66%
Weighted Average Contract Rate, Yield Adjusted	10.29%
Weighted Average Remaining Term	55.51

Flow of Funds	$ Amount
Collections	34,337,765.98
Investment Earnings on Cash Accounts	27,205.55
Servicing Fee	(750,237.53)
Transfer to Collection Account	-
Available Funds	33,614,734.00

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	3,185,204.34
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	126,714.08
(5) Noteholders' Second Priority Principal Distributable Amount	4,153,170.97
(6) Class C Interest	65,772.00
(7) Noteholders' Third Priority Principal Distributable Amount	15,120,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	7,124,672.54
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,839,200.07

Total Distributions of Available Funds	33,614,734.00

Servicing Fee	750,237.53
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	962,280,000.00
Original Class B	30,230,000.00
Original Class C	15,120,000.00

Total Class A, B, & C
Note Balance @ 07/17/23	810,903,452.82
Principal Paid	26,397,843.51
Note Balance @ 08/15/23	784,505,609.31

Class A-1
Note Balance @ 07/17/23	19,823,452.82
Principal Paid	19,823,452.82
Note Balance @ 08/15/23	0.00
Note Factor @ 08/15/23	0.0000000%

Class A-2a
Note Balance @ 07/17/23	258,240,000.00
Principal Paid	4,610,500.36
Note Balance @ 08/15/23	253,629,499.64
Note Factor @ 08/15/23	98.2146452%

Class A-2b
Note Balance @ 07/17/23	110,000,000.00
Principal Paid	1,963,890.33
Note Balance @ 08/15/23	108,036,109.67
Note Factor @ 08/15/23	98.2146452%

Class A-3
Note Balance @ 07/17/23	279,880,000.00
Principal Paid	0.00
Note Balance @ 08/15/23	279,880,000.00
Note Factor @ 08/15/23	100.0000000%

Class A-4
Note Balance @ 07/17/23	97,610,000.00
Principal Paid	0.00
Note Balance @ 08/15/23	97,610,000.00
Note Factor @ 08/15/23	100.0000000%

Class B
Note Balance @ 07/17/23	30,230,000.00
Principal Paid	0.00
Note Balance @ 08/15/23	30,230,000.00
Note Factor @ 08/15/23	100.0000000%

Class C
Note Balance @ 07/17/23	15,120,000.00
Principal Paid	0.00
Note Balance @ 08/15/23	15,120,000.00
Note Factor @ 08/15/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	3,377,690.42
Total Principal Paid	26,397,843.51
Total Paid	29,775,533.93

Class A-1
Coupon	4.86700%
Interest Paid	77,720.60
Principal Paid	19,823,452.82
Total Paid to A-1 Holders	19,901,173.42

Class A-2a
Coupon	5.18000%
Interest Paid	1,114,736.00
Principal Paid	4,610,500.36
Total Paid to A-2a Holders	5,725,236.36

Class A-2b
SOFR Rate	5.06794%
Coupon	5.49794%
Interest Paid	487,178.57
Principal Paid	1,963,890.33
Total Paid to A-2b Holders	2,451,068.90

Class A-3
Coupon	4.83000%
Interest Paid	1,126,517.00
Principal Paid	0.00
Total Paid to A-3 Holders	1,126,517.00

Class A-4
Coupon	4.66000%
Interest Paid	379,052.17
Principal Paid	0.00
Total Paid to A-4 Holders	379,052.17

Class B
Coupon	5.03000%
Interest Paid	126,714.08
Principal Paid	0.00
Total Paid to B Holders	126,714.08

Class C
Coupon	5.22000%
Interest Paid	65,772.00
Principal Paid	0.00
Total Paid to C Holders	65,772.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	3.3521138
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	26.1979531
Total Distribution Amount	29.5500669

A-1 Interest Distribution Amount	0.3589037
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	91.5421511
Total A-1 Distribution Amount	91.9010548

A-2a Interest Distribution Amount	4.3166667
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	17.8535485
Total A-2a Distribution Amount	22.1702152

A-2b Interest Distribution Amount	4.4288961
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	17.8535485
Total A-2b Distribution Amount	22.2824446

A-3 Interest Distribution Amount	4.0250000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	4.0250000

A-4 Interest Distribution Amount	3.8833334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.8833334

B Interest Distribution Amount	4.1916666
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.1916666

C Interest Distribution Amount	4.3500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.3500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	157.33
Noteholders' Third Priority Principal Distributable Amount	572.77
Noteholders' Principal Distributable Amount	269.90

Account Balances	$ Amount
Reserve Account
Balance as of 07/17/23	5,038,175.22
Investment Earnings	21,668.41
Investment Earnings Paid	(21,668.41)
Deposit/(Withdrawal)	-
Balance as of 08/15/23	5,038,175.22
Change	-

Required Reserve Amount	5,038,175.22

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$4,935,425.10	3,794,928.06	2,613,953.48
Number of Extensions	160	128	105
Ratio of extensions to Beginning of Period Receivables Balance	0.55%	0.41%	0.27%